UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                    PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2006
                         ---------------

Date of reporting period:  FEBRUARY 28, 2006
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                              (PORTFOLIO 21 LOGO)

                               SEMI-ANNUAL REPORT
                                  (Unaudited)

                            For the Six Months Ended

                               February 28, 2006

                                  PORTFOLIO 21

MESSAGE FROM PORTFOLIO 21'S FOUNDERS

Dear Friends,

All of us share an understanding of the new investment risks facing the world today. This understanding has informed our investment choices and brought us all to the place we call Portfolio 21. In the face of climate destabilization, peak oil, and the earth's limited biocapacity, the business and investment case for environmental sustainability becomes increasingly clear to those of us who are paying attention.

The fundamental economic principles underlying the risk and return assumptions governing Wall Street have changed little since World War II, yet the world is completely different today. The words, "Past performance is no guarantee of future results," have never been more true. Investment strategy in the 21st century requires expertise about a new set of risks above and beyond the already-frightening trade deficit and budget deficit threats. These ecological risks are like nothing the world has ever attempted to manage. And perhaps our greatest investment challenge is managing ourselves out of the natural capital deficit we have created over the last 25 years. In investment terms, we are spending principal. This is a huge risk and one that has not been part of the business landscape ever before. We must challenge all of the assumptions of the past century regarding returns, and we must acknowledge that today's financial climate is more about understanding, redefining and modeling risk than about managing returns.

During the past few decades, investing has been about managing returns--how to achieve the highest possible rate of return with the least amount of downside potential. Although there were certainly some rocky times, overall, there was a solid expectation, carefully supported by meticulous historical analysis, of positive long-term economic growth and accompanying positive long-term investment returns. All of this was predicated on the assumption that natural resources like clean air and drinkable water are plentiful and free, or at least pretty cheap. Thus, their role in the economy was irrelevant. They were always there and could be assumed out of the equations used to calculate growth, costs, profits, assets and liabilities.

The critical flaw in today's economic system and therefore Wall Street's investment process is that mainstream investors assume natural capital and therefore economic growth is unlimited. The 19th and 20th centuries produced the brilliant industrial and technology revolutions securing the dominance of mainstream or neoclassical economics. The 1950s and 1960s ignited our oil addiction, and we moved at full speed into the "too much is just enough" 21st century. During the 60 years since World War II, we've voraciously availed ourselves of the earth's abundant natural capital. In 1960, the world economy and its three billion people consumed half of the earth's annual biocapacity (its ability to produce on an ongoing basis the natural resources required to meet our demands). By 1985 we were consuming the equivalent of one earth's annual production of resources. Today, there are over six billion people and we are now running a natural capital deficit of over 20 percent a year. We continue to consume at this unsustainable rate, but we are eating into the earth's natural principal or reserves. This deficit spending raises serious questions about our understanding of economics. Obviously, the idea of continuing the consumption, growth and investment returns of the past 60 years is simply impossible if not just plain silly. Yet, Wall Street marches on in denial as if nothing has changed since 1945 or as if technology will somehow smoothly neutralize our destructive behavior.

One concept economists do understand well is supply and demand. The majority of the three billion people born since 1960 are living in poverty today. By roughly 2050, it is estimated that the world's population will reach nine billion and the vast majority will live in poverty. With greater demand for fewer resources, only those of us with wealth will have access to clean air, drinkable water and other natural resources. The increasing disparity of global wealth will certainly lead to more conflict, war and terrorism.

Over centuries, the human species has learned to adapt to countless changing and challenging environments. The investment strategy behind Portfolio 21 is an understanding that adaptation in the face of changing global environmental investment risks is inevitable. In the 21st century our species will adapt, one way or another, by learning how little is required to live. We will learn a renewed appreciation and respect for the value of natural systems and for managing what natural capital is remaining. While this century will be in stark contrast to the party of abundance that has fueled our insatiable consumption, those of us who choose to be early adopters will position ourselves as survivors. In the realm of investment management, Portfolio 21 shareholders are the early adopters. Through our selection process, we are identifying and investing in corporations that are also early adopters.

Smart corporate leaders and savvy investors agree that "business as usual" is an inadequate response to these changing times. Real opportunities and future successes lie in understanding the ecological crisis and figuring out how to use environmental sustainability principles as core components of an overall business strategy. The companies best positioned to survive and thrive in the 21st century must actively work toward a sustainable economy that does not undermine the productive capacity of nature but in fact values and conserves our precious natural capital. Many companies now recognize the enormous opportunity that exists to prosper by providing the products, services and technologies that are needed to create a sustainable society. These companies are shaping a new economy that supports a healthy human balance with nature.

As investors in the world's stock markets and beneficiaries of its financial rewards, we are responsible for the consequences of our investments. At Portfolio 21 we have begun to link investing with outcomes by making the connection between long term well-being and the real-world decisions made by businesses every day. We believe this is the only way to be successful long term investors.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE:
(6 MONTHS ENDING 2/28/06)

The past six months saw Portfolio 21 regain some positive momentum as equity markets turned in strong performances worldwide. Longer-term returns remain above the benchmark.

                                           3             5            SINCE
                    6                    YEARS         YEARS        INCEPTION
                  MONTH        1         (AVG          (AVG          9/30/99
                  RETURN     YEAR       ANNUAL)       ANNUAL)     (AVG ANNUAL)
                  ------     ----       -------       -------     ------------
Portfolio 21      12.67%    12.89%      22.26%         7.24%          5.23%
MSCI World        10.50%    13.80%      22.92%         4.96%          3.03%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-351-4115. The Fund imposes a 2% redemption fee on shares held for less than 60 days.

The fund continues to be overweighted in Technology and Industrials as companies in those sectors lead the way in sustainability-based management and reporting. Industrials returned over 15% for the period, boosting fund performance.

Conversely, Portfolio 21 is still underweighted in Energy and Financials, due mostly to constraints on our investable universe. Traditional energy companies have yet to grasp the unsustainability of their product while financial companies have been slow to own up to their environmental impact.
Underrepresentation in Financials hurt performance as the sector was up 18% for the period.

Renewable energy stocks have been strong performers as of late and the fund added five more companies in this area over the last six months.

Foreign exchange trends continued to work against the fund as the dollar strengthened against both European currencies and the yen.

The fund's substantial overweighting in Swedish stocks, due to that country's high environmental standards, was a boost to performance as the Swedish stock market returned over 17% for the six-month period.

Emerging markets are an area where the fund has no exposure, due mostly to a lack of environmental information, and they have continued to outperform.

Beyond sectors, currencies and countries, individual stock performance had a considerable impact on fund performance since August:

ADOBE (ADBE) was bumping up against its 52-week high as February ended. In fact, it is one of the few tech stocks that is close to its all-time, bubble-era high. It appears that the merger with Macromedia, consummated in December, is going well. The company has also released a new version of its ubiquitous Acrobat Reader software. Add in some strong earnings momentum and you have a stock that was up over 42% for the last six months. The company's next challenge is using Acrobat to leverage into the more lucrative enterprise software space. Adobe's position as an integral part of an increasingly digital world makes it attractive environmentally as well as financially. When its clean technologies are used appropriately, they help individuals and businesses transition toward a sustainable society. Adobe recognizes the benefits of its products and services, including cost savings from work efficiencies, reducing printing, and reducing distribution expenses. There are significant environmental savings associated with these benefits through dematerialization and reduced transportation.

ATLAS COPCO (ATCOA) has had a great run in the last six months. The company announced it was going to sell its Rental Service business and concentrate on its three areas of core competence: compressors, industrial power tools, and construction and mining equipment. All three businesses are market leaders in areas with high barriers-to-entry. The market reacted positively to this move and seemed to refocus on Atlas as a high quality bet on the continuation of global growth. This led to an almost 50% rise in the stock price since August. Impending challenges for the firm include negotiating a fair price for the Rental Service business and putting the proceeds to good use. We like the fact that, within the constraints of a difficult industry, Atlas Copco is also making headway on environmental sustainability. As a manufacturer of industrial machinery and neumatic tools, the company makes products for industries with significant environmental impacts. In designing its products the company strives to reduce lifecycle impacts by improving the environmental performance of every product design. Recognizing the benefits to consumers and the environment, the company views the energy efficiency of its products as a selling point, as well as its most exciting area for continual innovation.

CANON (CAJ) took advantage of higher demand for Japanese stocks, rising earnings and innovative products to post a 25% gain in the last six months. Digital camera demand remains very strong and business spending on office machines continues to pick up. The company also recently entered the flat panel TV market through a joint venture with Toshiba. Such projects are certainly risky but the company is blessed with a highly respected management team that gives investors reason to believe. As a leading supplier of office equipment Canon plays an essential role in reducing environmental impacts through energy efficiency and product take-back efforts. Canon offers the highest number-18%- of Energy Star labeled copiers and is recognized by the U.S. Environmental Protection Agency, the Silicon Valley Toxics Coalition, and the World Resources Institute for leadership on environmental issues. Canon started its copier toner cartridge collection and recycling program in 1990 and now remanufactures copy machines in the U.S., Europe and Japan through its product take-back program.

DELL (DELL) saw its earnings and sales continue to slow in the last six months. Pricing pressure intensified in all areas as competitors such as Hewlett Packard found firmer footing. All in all, Dell's stock price was down 19% as it searched for ways to rev up growth. With many of its major niches, such as desktop computers, maturing, the company is looking for higher margin products such as servers, storage and notebooks to boost earnings. Dell is still number one worldwide in the global PC market and still has a formidable management team. These advantages combined with its proven direct sales strategy give the company a good chance to recover from its latest missteps. Meanwhile, Dell has made great progress in areas such as electronic waste handling. The company has become active in promoting electronics take-back and recycling, including providing grants and trainings for local communities on collection events. Additionally, Dell has endorsed the Computer Take-Back Campaign's 'Statement of Principles on Producer Responsibility for U.S. Electronic Waste.' In other areas Dell utilizes a design for environment program that incorporates material restrictions, energy efficiency, design for durability, reuse and recyclability. The company has a 'Climate Change Strategy' and is working to reduce its energy consumption in manufacturing and distribution. It is also including energy-saving features in its products and educating customers on the importance of using these features.

Other underperforming stocks during the past six months included Telstra, EMI, STMicroelectronics and Volvo. Some other Portfolio 21 stocks that outperformed included HSBC, Ricoh, Novo Nordisk, Svenska Cellulosa, Aviva and Philips.

INFORMATION AVAILABILITY

At our website, www.portfolio21.com, you will find a section on Activism and Community Investment that includes our activism log and proxy voting record. To go directly to our proxy voting record, visit www.portfolio21.com/proxyvoting.html or call us at 877-351-4115 to obtain a paper copy of this information at no charge.

Please visit the fund's website. You'll find lots of information, including a monthly market update and our latest company profiles. You can also sign up for our E-newsletter.

YOUR INPUT REQUESTED

If you have comments or suggestions about Portfolio 21, please contact us via our website, www.portfolio21.com, or call us at 877-351-4115, ext. 21, or email welcome@portfolio21.com. Also, we would love to have your email address so we
-----------------------
can communicate with you electronically. If you haven't heard from us via email and would like to, please call or email with your address. We want to assure you that your email address is confidential information that will be used only by us to communicate with you.

Sincerely,

/s/ Leslie Christian               /s/ Carsten Henningsen
Leslie Christian                   Carsten Henningsen
Co-founder                         Co-founder

The information above represents the opinions of the Fund manager, is subject to change, and any forecasts made cannot be guaranteed.

PORTFOLIO 21 INVESTS IN FOREIGN SECURITIES, WHICH ARE SUBJECT TO THE RISKS OF CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY AND DIFFERENCES IN ACCOUNTING STANDARDS.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the following annual report for the fund's holdings as of February 28, 2006.

The MSCI World Equity Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. You cannot invest directly in an index.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the Fund including investment objectives, risks, charges and expenses.

The Fund is distributed by Quasar Distributors, LLC (04/06)

PORTFOLIO HOLDINGS BY COUNTRY at February 28, 2006 (Unaudited)

                         PORTFOLIO HOLDINGS             PERCENT OF NET ASSETS
                         ------------------             ---------------------
  Australia                 $  2,223,537                         2.05%
  Belgium                      1,192,490                         1.10%
  Canada                         138,122                         0.13%
  China                          300,480                         0.28%
  Denmark                      5,548,500                         5.10%
  Finland                      3,649,516                         3.36%
  France                       2,519,350                         2.32%
  Germany                      6,367,678                         5.86%
  Italy                        1,818,334                         1.67%
  Japan                       12,384,619                        11.39%
  Netherlands                  1,073,160                         0.99%
  Norway                       2,317,054                         2.13%
  Spain                          418,213                         0.38%
  Sweden                      13,069,308                        12.02%
  Switzerland                  6,085,239                         5.60%
  United Kingdom              11,844,611                        10.89%
  United States               37,465,593                        34.46%
  Other Assets in Excess
    of Liabilities               297,046                         0.27%
                            ------------                       -------
  Total                     $108,712,850                       100.00%

EXPENSE EXAMPLE for the Six Months Ended February 28, 2006 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/05 - 2/28/06).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 60 calendar days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. Currently, the Advisor is paying the annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         Beginning          Ending            Expenses Paid
                        Account Value     Account Value       During Period
                           9/1/05           2/28/06       9/1/05 - 2/28/06*<F1>
                           ------           -------       ---------------------
Actual                     $1,000          $1,127                 $7.91
Hypothetical (5% return
  before expenses)         1,000            1,017                  7.50

*<F1> Expenses are equal to the Fund's annualized expense ratio of 1.50% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

SCHEDULE OF INVESTMENTS at February 28, 2006 (Unaudited)

   SHARES                                                         VALUE
   ------                                                         -----
COMMON STOCKS: 90.4%

AUTOMOBILES & COMPONENTS: 0.5%
    11,625  Ballard Power Systems,
              Inc. (Canada) (a)<F2>(b)<F3>                     $     70,913
    33,000  IMPCO Technologies, Inc.
              (United States) (a)<F2>                               206,580
    55,825  Quantum Fuel Systems Technologies
              Worldwide, Inc. (United States) (a)<F2>               252,887
                                                               ------------
                                                                    530,380
                                                               ------------
BANKS: 7.3%
    38,000  Dexia - Brussels Exchange (Belgium)                     943,768
    10,000  Dexia - Paris Exchange (Belgium)                        248,722
    50,000  ForeningsSparbanken AB (Sweden)                       1,332,834
   135,000  HSBC Holdings PLC  (United Kingdom)                   2,310,307
   250,000  UniCredito Italiano SpA (Italy)                       1,818,334
    76,000  Westpac Banking Corp. (Australia)                     1,327,182
                                                               ------------
                                                                  7,981,147
                                                               ------------
CAPITAL GOODS: 11.8%
     3,000  Acciona SA (Spain)                                      418,212
    60,000  Atlas Copco AB - Class A (Sweden)                     1,477,740
     3,000  Energy Conversion Devices, Inc.
              (United States) (a)<F2>                               140,550
   120,000  Mitsubishi Electric Corp. (Japan)                       955,577
    10,600  Plug Power, Inc. (United States) (a)<F2>                 53,954
    15,000  Schneider Electric SA (France)                        1,532,736
    25,000  Siemens AG - Registered Shares (Germany)              2,299,196
    87,000  Skanska AB - Class B (Sweden)                         1,400,677
   140,300  SKF AB - Class B (Sweden)                             2,037,265
     8,000  Suntech Power Holdings Co., Ltd. -
              ADR (China) (a)<F2>                                   300,480
    26,000  Trex Co., Inc. (United States) (a)<F2>                  675,740
    41,900  Vestas Wind Systems A/S (Denmark) (a)<F2>               877,849
     8,150  Volvo AB - ADR (Sweden)                                 355,584
     7,500  Volvo AB - Class B (Sweden)                             327,210
                                                               ------------
                                                                 12,852,770
                                                               ------------
COMMERCIAL SERVICES & SUPPLIES: 2.0%
    43,800  Herman Miller, Inc. (United States)                   1,322,322
   100,000  Tomra Systems ASA (Norway)                              793,686
                                                               ------------
                                                                  2,116,008
                                                               ------------
CONSUMER DURABLES & APPAREL: 8.2%
    71,000  Electrolux AB - Class B (Sweden)                      1,963,682
    30,000  Interface, Inc. - Class A
              (United States) (a)<F2>                               332,400
    30,450  JM AB (Sweden)                                        1,698,113
    33,000  Koninklijke Philips Electronics NV -
              New York Shares (Netherlands)                       1,073,160
    70,000  Sharp Corp. (Japan)                                   1,234,831
    35,200  Shimano, Inc. (Japan)                                 1,015,020
    35,000  Sony Corp. - ADR (Japan)                              1,640,800
                                                               ------------
                                                                  8,958,006
                                                               ------------
DIVERSIFIED FINANCIALS: 3.3%
    10,300  Deutsche Bank AG (Germany)                            1,139,501
     2,600  Deutsche Bank AG -
              Global Registered Shares (Germany)                    287,950
    20,100  UBS AG - Global Registered Shares
              (Switzerland)                                       2,135,223
                                                               ------------
                                                                  3,562,674
                                                               ------------
FOOD & STAPLES RETAILING: 3.7%
    70,603  Boots Group PLC (United Kingdom)                        877,980
    50,000  United Natural Foods, Inc.
              (United States) (a)<F2>                             1,663,000
    19,600  Whole Foods Market, Inc. (United States)              1,252,048
    10,187  Wild Oats Markets, Inc.
              (United States) (a)<F2>                               182,857
                                                               ------------
                                                                  3,975,885
                                                               ------------
HEALTH CARE EQUIPMENT & SERVICES: 2.4%
    68,000  Baxter International, Inc. (United States)            2,573,800
                                                               ------------
INSURANCE: 7.0%
   110,000  Aviva PLC (United Kingdom)                            1,521,974
   250,000  Friends Provident PLC (United Kingdom)                  906,415
     3,200  Muenchener Rueckversicherungs
              AG - Registered Shares (Germany)                      434,413
   110,000  Sompo Japan Insurance, Inc. (Japan)                   1,597,594
   138,000  Storebrand ASA (Norway)                               1,523,368
    23,500  Swiss Reinsurance (Switzerland)                       1,674,030
                                                               ------------
                                                                  7,657,794
                                                               ------------
MATERIALS: 7.6%
     5,000  Air Liquide (France)                                    986,614
    21,000  Air Products & Chemicals, Inc.
              (United States)                                     1,347,360
    34,000  Novozymes A/S - Class B (Denmark)                     2,036,255
    26,000  Praxair, Inc. (United States)                         1,403,480
    84,000  Stora Enso OYJ - R Shares (Finland)                   1,196,956
    30,030  Svenska Cellulosa AB - Class B (Sweden)               1,259,297
                                                               ------------
                                                                  8,229,962
                                                               ------------
MEDIA: 0.2%
    60,000  EMI Group PLC (United Kingdom)                          258,172
                                                               ------------
PHARMACEUTICALS & BIOTECHNOLOGY: 4.3%
    90,200  Bristol-Myers Squibb Co. (United States)              2,083,620
    13,800  Novo-Nordisk A/S - ADR (Denmark)                        812,130
    31,000  Novo-Nordisk A/S - Class B (Denmark)                  1,822,266
                                                               ------------
                                                                  4,718,016
                                                               ------------
REAL ESTATE: 2.1%
    75,000  British Land Co. PLC (United Kingdom)                 1,590,161
    20,000  Potlatch Corp. (United States)                          728,800
                                                               ------------
                                                                  2,318,961
                                                               ------------
RETAILING: 4.4%
    23,000  Hennes & Mauritz AB - Class B (Sweden)                  838,056
   420,000  Kingfisher PLC (United Kingdom)                       1,679,885
    93,000  Staples, Inc. (United States)                         2,282,220
                                                               ------------
                                                                  4,800,161
                                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.4%
    31,000  Advanced Micro Devices, Inc.
              (United States) (a)<F2>                             1,198,770
    82,000  STMicroelectronics NV - New York
              Shares (Switzerland)                                1,389,900
                                                               ------------
                                                                  2,588,670
                                                               ------------
SOFTWARE & SERVICES: 0.8%
    21,000  Adobe Systems, Inc. (United States)                     811,020
                                                               ------------
TECHNOLOGY HARDWARE & EQUIPMENT: 16.2%
    46,500  Agilent Technologies, Inc.
              (United States) (a)<F2>                             1,674,000
    35,500  Canon, Inc. (Japan)                                   2,216,480
    86,000  Dell, Inc. (United States) (a)<F2>                    2,494,000
    62,300  Hewlett-Packard Co. (United States)                   2,044,063
    40,000  International Business Machines Corp.
              (United States)                                     3,209,600
    65,000  NEC Corp. (Japan)                                       398,960
   132,000  Nokia OYJ - ADR (Finland)                             2,452,560
    23,500  Nortel Networks
              Corp. (Canada) (a)<F2>(b)<F3>                          67,210
    15,000  Ricoh Co., Ltd. (Japan)                                 277,730
     7,000  Sunpower Corp. - Class
              A (United States) (a)<F2>                             307,300
    11,110  Telefonaktiebolaget
              LM Ericsson - ADR (Sweden)                            378,851
   180,000  Toshiba Corp. (Japan)                                 1,020,165
    69,000  Xerox Corp. (United States) (a)<F2>                   1,028,100
                                                               ------------
                                                                 17,569,019
                                                               ------------
TELECOMMUNICATION SERVICES: 2.6%
   300,000  BT Group PLC (United Kingdom)                         1,082,051
     2,000  Swisscom AG (Switzerland)                               600,622
     9,525  Swisscom AG - ADR (Switzerland)                         285,464
   315,000  Telstra Corp., Ltd. (Australia)                         896,356
                                                               ------------
                                                                  2,864,493
                                                               ------------
TRANSPORTATION: 1.9%
       285  East Japan Railway Co. (Japan)                        2,027,462
                                                               ------------
UTILITIES: 1.7%
     5,500  Ormat Technologies, Inc. (United States)                211,365
    80,000  Severn Trent PLC (United Kingdom)                     1,617,665
                                                               ------------
                                                                  1,829,030
                                                               ------------
TOTAL COMMON STOCKS
  (Cost $78,866,819)                                             98,223,430
                                                               ------------
PREFERRED STOCKS: 2.0%
HOUSEHOLD & PERSONAL PRODUCTS: 2.0%
    20,000  Henkel KGaA (Germany)                                 2,206,617
                                                               ------------
TOTAL PREFERRED STOCKS
  (Cost $1,557,141)                                               2,206,617
                                                               ------------
PRINCIPAL AMOUNT
----------------
CERTIFICATES OF DEPOSIT: 0.9%
            Permaculture CD
$   99,284    1.000%, 01/17/2007                                     99,284
            Self-Help Credit Union CD
   100,000    4.280%, 08/20/2006                                    100,000
            Shorebank CD
   100,104    2.710%, 03/02/2006                                    100,104
   100,000    3.790%, 06/01/2006                                    100,000
   285,000    3.580%, 08/17/2006                                    285,000
    95,000    4.030%, 11/09/2006                                     95,000
    95,000    3.700%, 01/20/2007                                     95,000
            Wainwright CD
   100,000    3.800%, 01/18/2007                                    100,000
                                                               ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $974,388)                                                   974,388
                                                               ------------

  SHARES
  ------
SHORT-TERM INVESTMENTS: 6.4%
MONEY MARKET: 6.4%
 7,011,369  SEI Daily Income Trust
              Government Fund                                  $  7,011,369
                                                               ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $7,011,369)                                               7,011,369
                                                               ------------
TOTAL INVESTMENTS IN SECURITIES:
  99.7% (Cost $88,409,717)                                      108,415,804
Other Assets in Excess of Liabilities: 0.3%                         297,046
                                                               ------------
NET ASSETS: 100.0%                                             $108,712,850
                                                               ------------
                                                               ------------

ADR American Depositary Receipt.
(a)<F2>   Non-income producing security.
(b)<F3>   U.S. Security of foreign company.

                                         PERCENT OF
COUNTRY                                  NET ASSETS
-------                                  ----------
Australia                                     2.05%
Belgium                                       1.10
Canada                                        0.13
China                                         0.28
Denmark                                       5.10
Finland                                       3.36
France                                        2.32
Germany                                       5.86
Italy                                         1.67
Japan                                        11.39
Netherlands                                   0.99
Norway                                        2.13
Spain                                         0.38
Sweden                                       12.02
Switzerland                                   5.60
United Kingdom                               10.89
United States                                34.46
Other Assets in Excess of Liabilities         0.27
                                            ------
                                            100.00%
                                            ------
                                            ------

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at February 28, 2006 (Unaudited)

ASSETS
  Investments in securities, at value (cost $88,409,717)         $108,415,804
  Cash                                                                    657
  Receivables
     Dividends and interest                                           295,188
     Fund shares sold                                                 184,725
  Prepaid expenses                                                      6,822
                                                                 ------------
       Total assets                                               108,903,196
                                                                 ------------

LIABILITIES
  Payables
     Fund shares redeemed                                              35,357
     Advisory fees                                                     70,703
     Administration fees                                               13,946
     Custody fees                                                       8,767
     Fund accounting fees                                               7,265
     Transfer agent fees                                                5,661
     Distribution fees                                                 42,330
     Chief compliance officer fees                                        833
  Accrued expenses                                                      5,484
                                                                 ------------
       Total liabilities                                              190,346
                                                                 ------------

  NET ASSETS                                                     $108,712,850
                                                                 ------------
                                                                 ------------
  Shares outstanding (unlimited number
    of shares authorized, without par value)                        3,815,164
                                                                 ------------
                                                                 ------------
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE       $      28.49
                                                                 ------------
                                                                 ------------

COMPONENTS OF NET ASSETS
  Paid-in capital                                                $ 87,385,977
  Undistributed net investment income                                 409,652
  Accumulated net realized gain from security
    and foreign currency transactions                                 911,632
  Net unrealized appreciation on investments
    and foreign currency transactions                              20,005,589
                                                                 ------------
       Net assets                                                $108,712,850
                                                                 ------------
                                                                 ------------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the six months ended February 28, 2006 (Unaudited)

INVESTMENT INCOME
  Income
     Dividend income
       (net of foreign withholding tax of $43,653)                $ 1,047,010
     Interest income                                                  138,846
                                                                  -----------
       Total income                                                 1,185,856
                                                                  -----------
  Expenses
     Advisory fees                                                    476,338
     Distribution fees                                                119,085
     Administration fees                                               83,459
     Fund accounting fees                                              31,389
     Custody fees                                                      19,324
     Transfer agent fees                                               13,811
     Registration fees                                                 12,049
     Audit fees                                                         8,084
     Shareholder reporting                                              7,237
     Legal fees                                                         4,863
     Trustee fees                                                       4,396
     Miscellaneous fees                                                 3,282
     Chief compliance officer fees                                      2,500
     Insurance expense                                                  1,736
                                                                  -----------
       Total expenses                                                 787,553
       Less:  fees waived (See Note 3)                                (73,046)
                                                                  -----------
       Net expenses                                                   714,507
                                                                  -----------
         NET INVESTMENT INCOME                                        471,349
                                                                  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investments and
    foreign currency transactions                                   1,273,599
  Change in net unrealized appreciation on
    investments and foreign currency transactions                   9,985,483
                                                                  -----------
     Net realized and unrealized gain on investments
       and foreign currency transactions                           11,259,082
                                                                  -----------
       NET INCREASE IN NET ASSETS FROM OPERATIONS                 $11,730,431
                                                                  -----------
                                                                  -----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                           SIX MONTHS ENDED
                                          FEBRUARY 28, 2006      YEAR ENDED
                                             (UNAUDITED)      AUGUST 31, 2005
                                              ----------      ---------------
INCREASE IN NET ASSETS FROM
OPERATIONS
  Net investment income                      $    471,349       $   637,807
  Net realized income on investments
    and foreign currency transactions           1,273,599            59,209
  Change in net unrealized appreciation
    on investments
    and foreign currency transactions           9,985,483         9,610,992
                                             ------------       -----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS               11,730,431        10,308,008
                                             ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                     (561,957)         (265,510)
  From net realized gain                         (212,750)               --
                                             ------------       -----------
     TOTAL DISTRIBUTIONS                         (774,707)         (265,510)
                                             ------------       -----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived
    from net change in outstanding
    shares (a)<F4> (b)<F5>                      9,369,547        26,836,993
                                             ------------       -----------
     TOTAL INCREASE IN NET ASSETS              20,325,271        36,879,491
                                             ------------       -----------
NET ASSETS
  Beginning of period                          88,387,579        51,508,088
                                             ------------       -----------
  END OF PERIOD                              $108,712,850       $88,387,579
                                             ------------       -----------
                                             ------------       -----------
  UNDISTRIBUTED NET INVESTMENT INCOME        $    409,652       $   500,260
                                             ------------       -----------
                                             ------------       -----------

(a)<F4>  A summary of capital share transactions is as follows:


                                                    SIX MONTHS ENDED
                                                    FEBRUARY 28, 2006                             YEAR ENDED
                                                       (UNAUDITED)                             AUGUST 31, 2005
                                               ---------------------------              -----------------------------
                                               Shares                Value              Shares                  Value
                                               ------                -----              ------                  -----
     Shares sold                              574,933              $15,394,483         1,388,264              $34,221,777
     Shares issued in reinvestment
       of distributions                        27,332                  731,133            10,084                  252,894
     Shares redeemed (b)<F5>                 (254,273)              (6,756,069)         (311,287)              (7,637,678)
                                             --------              -----------        ----------             ------------
     Net increase                             347,992              $ 9,369,547         1,087,061              $26,836,993
                                             --------              -----------        ----------             ------------
                                             --------              -----------        ----------             ------------


(b)<F5>  Net of redemption fees of $1,280 and $5,074, respectively.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period



                                 SIX MONTHS ENDED
                                   FEBRUARY 28,                                YEAR ENDED AUGUST 31,
                                       2006             --------------------------------------------------------------------
                                    (UNAUDITED)         2005           2004             2003            2002           2001
                                    -----------         ----           ----             ----            ----           ----
  Net asset value,
    beginning of period                $25.49          $21.64         $19.47           $16.67          $19.52          $25.37
                                       ------          ------         ------           ------          ------          ------
  INCOME FROM
    INVESTMENT OPERATIONS
  Net investment
    income (loss)                        0.12            0.18           0.08             0.02           (0.05)          (0.05)
  Net realized and
    unrealized gain (loss)
    on investments                       3.10            3.77           2.13             2.79           (2.67)          (5.78)
                                       ------          ------         ------           ------          ------          ------
  Total from
    investment operations                3.22            3.95           2.21             2.81           (2.72)          (5.83)
                                       ------          ------         ------           ------          ------          ------
  LESS DISTRIBUTIONS
  From net
    investment income                   (0.16)          (0.10)         (0.04)              --              --           (0.02)
  From net realized gain                (0.06)             --             --            (0.02)          (0.13)             --
                                       ------          ------         ------           ------          ------          ------
  Total distributions                   (0.22)          (0.10)         (0.04)           (0.02)          (0.13)          (0.02)
                                       ------          ------         ------           ------          ------          ------
  Paid-in capital from
    redemption fees (Note 2)             0.00*<F6>       0.00*<F6>      0.00*<F6>        0.01              --              --
                                       ------          ------         ------           ------          ------          ------
  Net asset value,
    end of period                      $28.49          $25.49         $21.64           $19.47          $16.67          $19.52
                                       ------          ------         ------           ------          ------          ------
                                       ------          ------         ------           ------          ------          ------
  Total return                          12.67%#<F8>     18.27%         11.36%           16.90%         (14.04)%        (23.01)%
  RATIO/SUPPLEMENTAL DATA
  Net assets, end of
    period (millions)                  $108.7           $88.4          $51.5            $22.5           $15.2            $8.3
  RATIO OF EXPENSES TO
    AVERAGE NET ASSETS
  Before fees waived and
    expenses absorbed                    1.65%+<F7>      1.69%          1.90%            2.17%           2.42%           3.11%
  After fees waived and
    expenses absorbed                    1.50%+<F7>      1.50%          1.50%            1.50%           1.50%           1.50%
  RATIO OF NET INVESTMENT
    INCOME (LOSS) TO AVERAGE NET ASSETS
  Before fees waived and
    expenses absorbed                    0.84%+<F7>      0.71%          0.02%           (0.52)%         (1.27)%         (1.87)%
  After fees waived and
    expenses absorbed                    0.99%+<F7>      0.90%          0.42%            0.15%          (0.35)%         (0.26)%
  Portfolio turnover rate                3.07%#<F8>      0.78%          3.82%            9.82%           8.18%           5.31%


*<F6>     Less than $0.01 per share.
+<F7>     Annualized.
#<F8>     Not Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

 NOTE 1 - ORGANIZATION

  Portfolio 21 (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on September 30, 1999. The investment objective of the Fund is to seek long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of domestic and foreign companies of any size market capitalization that satisfy certain environmental responsibility criteria.

 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

          The Fund may invest substantially in securities traded on foreign exchanges (see "Foreign Currency" below). Investments that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, or if there were no transactions on such day, at the mean between the bid and asked prices. Occasionally, events affecting the value of foreign securities occur between the close of a foreign exchange and the computation of the Fund's net asset value. If such events occur or market quotations are not readily available, the securities may be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

B. Redemption Fee. The Fund charges a 2% redemption fee on the value of shares redeemed that are held for less than two months. This fee will not be imposed on shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

C. Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Fund includes foreign exchange gains and losses from dividend receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency. The Fund does not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

D. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     At August 31, 2005, the Fund has a capital loss carryforward of $149,217 of which $32,468 will expire in 2011 and $105,213 will expire in 2012 and $11,536 will expire in 2013. Under current tax laws, losses after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund had post-October currency losses of $61,583.

E. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

F. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  Progressive Investment Management Corporation (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% of Fund's average daily net assets. For the six months ended February 28, 2006, the Fund incurred $476,338 in advisory fees.

  The Fund is responsible for its own expenses. The Advisor has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses, excluding interest and tax expenses, so that its ratio of expenses to average net assets will not exceed 1.50%. Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended February 28, 2006, the Advisor waived fees of $73,046.

  At February 28, 2006, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $474,700. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                   August 31,
        ----------------------------------------------------------------
        2006                2007                2008                2009
        ----                ----                ----                ----
      $117,344            $148,411            $135,899            $73,046

  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

  U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect, wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $15 million                  $30,000
     $15 to $50 million                 0.20% of average daily net assets
     $50 to $100 million                0.15% of average daily net assets
     $100 to $150 million               0.10% of average daily net assets
     Over $150 million                  0.05% of average daily net assets

  For the six months ended February 28, 2006, the Fund incurred $83,459 in administration fees.

  Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

  U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

  Certain officers of the Trust are also officers and/or directors of the Administrator and the Distributor.

  For the six months ended February 28, 2006, the Fund was allocated $2,500 in Chief Compliance Officer fees.

 NOTE 4 - DISTRIBUTION PLAN

  The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred. For the six months ended February 28, 2006, the Fund incurred $119,085 in distribution fees.

 NOTE 5 - INVESTMENT TRANSACTIONS

  The cost of purchases and the proceeds from the sales of securities for the six months ended February 28, 2006, excluding short-term investments, were $12,391,338 and $2,715,453 respectively.

  NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

  On December 15, 2005, a distribution of $0.2152 per share was declared. The dividend was paid on December 15, 2005, to shareholders of record on December 14, 2005. The tax character of distributions paid during the six months ended February 28, 2006 and the year ended August 31, 2005 was as follows:

                                            2006                2005
                                            ----                ----
  Distributions paid from:
     Ordinary income                      $561,957            $265,510
     Long-term capital gain                212,750                  --
                                          --------            --------
                                          $774,707            $265,510
                                          --------            --------
                                          --------            --------

  As of August 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of investments (a)<F9>                           $78,809,270
                                                           -----------
                                                           -----------
     Gross unrealized appreciation                          13,261,782
     Gross unrealized depreciation                          (3,240,948)
                                                           -----------
     Net unrealized appreciation                           $10,020,834
                                                           -----------
                                                           -----------
     Undistributed ordinary income                         $   561,843
     Undistributed long-term capital gain                           --
                                                           -----------
     Total distributable earnings                              561,843
                                                           -----------
                                                           -----------
     Net unrealized appreciation on
       foreign currency transactions                       $      (728)
     Capital loss carryforward                                (149,217)
     Post-October capital loss                                      --
     Post-October currency loss                                (61,583)
                                                           -----------
     Total accumulated gains                               $10,371,149
                                                           -----------
                                                           -----------

(a)<F9> At August 31, 2005, the basis of investments for federal income purposes was the same as their cost for financial reporting purposes.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

Portfolio 21 files its complete schedule of portfolio holdings for its first and third quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling (866) 209-1962. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
                                            -----------
INFORMATION ABOUT PROXY VOTING (Unaudited)
Information regarding how Portfolio 21 votes proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at
(866) 209-1962 or by accessing the SEC's website at www.sec.gov. Information
                                                    -----------
regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by calling
(866) 209-1962 or by accessing the SEC's website at www.sec.gov.
                                                    -----------

                                    Advisor
                 PROGRESSIVE INVESTMENT MANAGEMENT CORPORATION
                               721 NW 9th Avenue
                            Portland, Oregon  97209
                             (877) 351-4115 EXT. 21

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                 Independent Registered Public Accounting Firm
                            TAIT, WELLER & BAKER LLP
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                        San Francisco, California  94105

                                  Portfolio 21
                                 Symbol - PORTX
                               CUSIP - 742935588

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

      (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

      (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              --------------------
                              Robert M. Slotky, President

     Date  May 4, 2006
           --------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Robert M. Slotky
                              ---------------------
                              Robert M. Slotky, President

     Date  May 4, 2006
           ----------------------

     By (Signature and Title) /s/ Eric W. Falkeis
                              -------------------
                              Eric W. Falkeis, Treasurer

     Date  May 5, 2006
           -----------------

* Print the name and title of each signing officer under his or her signature.